Post-employment benefits for associates (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	$ 23,066	$ 22,179
Current service cost	372	336
Interest cost	222	330
Past service cost and settlements	(102)	(168)
Administrative expenses	24	24
Remeasurement losses/(gains) arising from changes in financial assumptions	1,166	1,791
Remeasurement (gains) arising from changes in demographic assumptions	(28)	(193)
Experience-related remeasurement losses/(gains)	159	184
Currency translation effects	1,810	283
Benefit payments	(1,264)	(1,256)
Contributions of associates	186	169
Effect of acquisitions, divestments or transfers	(9)	49
Benefit obligation at end of period	25,602	23,066
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	19,810	18,838
Interest income	166	257
Return on plan assets excluding interest income	1,318	1,656
Currency translation effects	1,620	304
Novartis Group contributions	464	420
Contributions of associates	186	169
Settlements	15	(193)
Benefit payments	(1,264)	(1,256)
Effect of acquisitions, divestments or transfers	2	39
Fair value of plan assets at end of period	22,317	19,810
Funded status	(3,285)	(3,256)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at beginning of period	(65)	(68)
Change in limitation on recognition of fund surplus (incl. exchange rate differences)	16	7
Interest income on limitation of fund surplus	(2)	(4)
Limitation on recognition of fund surplus at end of period	(51)	(65)
Net liability in the balance sheet at end of period	(3,336)	(3,321)	$ (3,409)
Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	746	1,073
Current service cost	11	13
Interest cost	20	29
Past service cost and settlements	1
Remeasurement losses/(gains) arising from changes in financial assumptions	40	76
Remeasurement (gains) arising from changes in demographic assumptions	(13)	(9)
Experience-related remeasurement losses/(gains)	(132)	(22)
Currency translation effects	(7)
Benefit payments	(33)	(30)
Effect of acquisitions, divestments or transfers	(1)	1
Benefit obligation at end of period	632	746
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	134	119
Interest income	4	3
Return on plan assets excluding interest income	4	10
Novartis Group contributions		74
Novartis Group contributions	(20)
Contributions of associates	0
Benefit payments	(33)	(30)
Effect of acquisitions, divestments or transfers		(2)
Fair value of plan assets at end of period	89	134
Funded status	(543)	(612)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net liability in the balance sheet at end of period	$ (543)	(612)	(954)
Discontinued operations [member] | Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation, Discontinued operations at beginning of period		(662)
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period		(424)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net liability in the balance sheet at end of period		0	238
Discontinued operations [member] | Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation, Discontinued operations at beginning of period		(385)
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period		(40)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net liability in the balance sheet at end of period		$ 0	$ 345